Summary of Contractual Maturities (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 Retail USD ($)	Mar. 31, 2013 Retail JPY (¥)	Mar. 31, 2013 Finance leases USD ($)	Mar. 31, 2013 Finance leases JPY (¥)	Mar. 31, 2013 Wholesale and other dealer loans USD ($)	Mar. 31, 2013 Wholesale and other dealer loans JPY (¥)
Future Minimum Payments Under Non-Cancelable Operating Leases With Initial Terms Of One-Year Or More [Line Items]
2014	$ 32,244	¥ 3,032,542	$ 3,034	¥ 285,324	$ 21,695	¥ 2,040,442
2015	23,593	2,218,871	2,052	192,978	1,585	149,091
2016	18,303	1,721,430	1,729	162,639	1,230	115,640
2017	11,989	1,127,558	699	65,767	1,331	125,180
2018	6,478	609,255	316	29,716	1,271	119,497
Thereafter	3,595	338,126	69	6,447	700	65,878
Financing Receivable, Gross , Total	$ 96,202	¥ 9,047,782	$ 7,899	¥ 742,871	$ 27,812	¥ 2,615,728